Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-term debt
end of	2020	2019
Long-term debt (CHF million)
Senior	133,056	108,667
Subordinated	26,285	41,667
Non-recourse liabilities from consolidated VIEs	1,746	1,671
Long-term debt	161,087	152,005
of which reported at fair value	70,976	70,331
of which structured notes	47,039	49,435

Schedule of Structured notes
end of	2020	2019
Structured notes by product (CHF million)
Equity	29,907	31,666
Fixed income	13,882	13,558
Credit	2,881	3,734
Other	369	477
Total structured notes	47,039	49,435

Long-term debt by maturities
Long-term debt by maturities
end of			2021			2022			2023				2024				2025			Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			5,608				1,258				7,431			21,707	36,004
Variable rate			0			53			528				1,708				0			0	2,289
Interest rate (range in %) [1]			–			0.8	0.6	–	3.8		1.0	–	4.2		1.3	–	3.8	0.7	–	5.4	–
Subordinated debt
Fixed rate			0			1,394			4,309				3,208				2,000			5,322	16,233
Interest rates (range in %) [1]			–			7.1	3.9	–	7.5		3.5	–	6.3		3.0	–	7.3	4.5	–	6.4	–
Subtotal – Group parent company			0			1,447			10,445				6,174				9,431			27,029	54,526
Subsidiaries (CHF million)
Senior debt
Fixed rate			9,364			4,581			1,873				3,856				2,398			13,931	36,003
Variable rate			13,380			12,615			8,274				4,131				6,117			14,243	58,760
Interest rates (range in %) [1]	0.1	–	4.0	0.1	–	8.2	0.1	–	2.2		0.1	–	3.6		0.1	–	3.5	0.1	–	7.1	–
Subordinated debt
Fixed rate			1,342			5,069			2,394				23				9			131	8,968
Variable rate			881			195			0				0				4			4	1,084
Interest rates (range in %) [1]	2.5	–	4.7	0.1	–	3.8	0.6	–	6.5		3.5	–	5.7		0.4	–	5.9	0.9	–	7.2	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			7			128			0				0				208			0	343
Variable rate			9			22			17	[2]			25	[2]			14			1,316	1,403
Interest rates (range in %) [1]	6.7	–	10.3	1.3	–	2.9			–				–				1.9	0.0	–	10.7	–
Subtotal – Subsidiaries			24,983			22,610			12,558				8,035				8,750			29,625	106,561
Total long-term debt			24,983			24,057			23,003				14,209				18,181			56,654	161,087
of which structured notes			12,299			8,788			5,132				3,508				3,956			13,356	47,039
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.4 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.

Bank
Long-term debt
end of	2020	2019
Long-term debt (CHF million)
Senior	94,768	88,307
Subordinated	63,765	61,022
Non-recourse liabilities from consolidated VIEs	1,746	1,671
Long-term debt	160,279	151,000
of which reported at fair value	70,243	69,406
of which structured notes	47,039	49,435

Schedule of Structured notes
end of	2020	2019
Structured notes by product (CHF million)
Equity	29,907	31,666
Fixed income	13,882	13,558
Credit	2,881	3,734
Other	369	477
Total structured notes	47,039	49,435

Long-term debt by maturities
Long-term debt by maturities
end of			2021			2022			2023				2024				2025			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			9,367			4,583			1,892				3,856				2,425			13,957	36,080
Variable rate			13,380			12,615			8,274				4,131				6,117			14,171	58,688
Interest rates (range in %) [1]	0.1	–	4.0	0.1	–	8.2	0.1	–	2.2		0.1	–	3.6		0.1	–	3.5	0.1	–	7.1	–
Subordinated debt
Fixed rate			1,342			7,343			10,464				4,508				9,501			27,162	60,320
Variable rate			881			688			88				1,708				4			76	3,445
Interest rates (range in %) [1]	2.5	–	4.7	0.1	–	7.1	0.6	–	8.0		0.8	–	6.5		0.4	–	7.3	0.7	–	7.2	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			7			128			0				0				208			0	343
Variable rate			9			22			17	[2]			25	[2]			14			1,316	1,403
Interest rates (range in %) [1]	6.7	–	10.3	1.3	–	2.9			–				–				1.9	0.0	–	10.7	–
Total long-term debt			24,986			25,379			20,735				14,228				18,269			56,682	160,279
of which structured notes			12,299			8,788			5,132				3,508				3,956			13,356	47,039
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.4 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.